Fair Value Option Fair Value Option - Gains (Losses) Related to Borrower-specific Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in borrower specific credit risk, gains (losses) on assets	$ 37	$ 28	$ 56
Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in borrower specific credit risk, gains (losses) on assets	(200)	32	148
Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in borrower specific credit risk, gains (losses) on assets	$ 37	$ 84	$ 225